Janus Henderson Small Cap Value Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Small Cap Value Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.46%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.08%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.49%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.12%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.98%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.73%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.23%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.